SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Product Information [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 1.00
Foreign currency exchange rate, translation	7.1190	7.1190
Deferred offering costs			¥ 4,933,304
Transaction price allocated to the performance obligations expected to recognize as revenue	$ 2,535,244	18,048,402	¥ 21,538,052	¥ 62,846,023
Engineering Solution Service [Member]
Product Information [Line Items]
Transaction price allocated to the performance obligations expected to recognize as revenue		10,825,326
System Maintenance Revenue [Member]
Product Information [Line Items]
Transaction price allocated to the performance obligations expected to recognize as revenue		¥ 15,060,265